Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of effective tax rates
	For the years ended September 30,
	2018	2017	2016

Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemption on certain income	(25.04)%	(23.99)%	(20.33)%
Permanent difference	-	0.01%	0.05%
Changes of deferred tax assets valuation allowances	0.27%	(0.86)%	5.72%
Non-PRC entities not subject to PRC income tax	0.05%	0.02%	-
Total	0.28%	0.18%	10.44%

Schedule of provision for income tax
	For the years ended September 30,
	2018	2017	2016

Current	$9,063	$5,793	$31,119
Deferred	-	-	238,248
Total	$9,063	$5,793	$269,367

Schedule of components of deferred tax
	September 30, 2018	September 30, 2017

Net operating loss carryforwards	$150,620	$160,016
Valuation allowance	(150,620)	(160,016)
Total	$-	$-